Vessels and other equipment (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016
Beginning Balance, Historical Cost	$ 355,700	$ 355,700
Additions	357,425	0
Ending Balance, Historical Cost	713,125	355,700
Depreciation for the year	(20,975)	(10,487)
Accumulated depreciation	(34,084)	(13,109)
Vessel, net	679,041	342,591
Vessel [Member]
Beginning Balance, Historical Cost	352,433	352,433
Additions	354,025	0
Ending Balance, Historical Cost	706,458	352,433
Depreciation for the year	(19,375)	(9,687)
Accumulated depreciation	(31,484)	(12,109)
Vessel, net	674,974	340,324
Dry docking [Member]
Beginning Balance, Historical Cost	3,267	3,267
Additions	3,400	0
Ending Balance, Historical Cost	6,667	3,267
Depreciation for the year	(1,600)	(800)
Accumulated depreciation	(2,600)	(1,000)
Vessel, net	$ 4,067	$ 2,267